Income taxes - Summary of Reconciliation Between Expenses of Income Taxes (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Reconciliation, amount
(Loss)/income before income taxes	¥ 3,312	$ 488	¥ (1,658)
Income tax expense	¥ 62	$ 9	¥ (546)
Reconciliation, percent
Effective tax rate	1.88%	1.88%	32.93%